Note 03 - Income Taxes, Major components of the deferred income tax accounts in the consolidated balance sheet (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Deferred income tax accounts
Current assets	$ (521)	$ 540
Valuation allowance	0	(5)
Current liabilities	(9)	(1)
Net current deferred tax assets	(530)	534
Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,421	1,458
Tax loss carryforwards	2,488	2,364
Other temporary differences, not significant individually	2,373	801
Valuation allowance	(1,812)	(1,803)
Total	4,470	2,820
Non-current liabilities
Capitalized exploration and development costs	(12,882)	(11,292)
Property, plant and equipment	(1,361)	(1,597)
Exchange variation	(2,603)	(1,390)
Other temporary differences, not significant individually	(1,774)	(928)
Total	(18,620)	(15,207)
Net non-current deferred tax liabilities	(14,150)	(12,387)
Non-current deferred tax assets	344	317
Non-current deferred tax liabilities	(14,494)	(12,704)
Net deferred tax liabilities	$ (14,680)	$ (11,853)